UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1.    Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 76.3%
CONSUMER DISCRETIONARY: 7.8%
Arbitron, Inc.	190	$5,314
Best Buy Co., Inc.	20	817
BorgWarner, Inc. (a)	26	1,368
CBS Corp., Class B	495	7,851
Cinemark Holdings, Inc.	118	1,900
Comcast Corp, Class A	931	15,836
DeVry, Inc.	110	5,413
DISH Network Corp., Class A	563	10,787
DR Horton, Inc.	110	1,223
Expedia, Inc.	19	536
Gannett Co, Inc.	555	6,788
Genuine Parts Co	105	4,682
Hennes & Mauritz AB, B Shares	21	762
Home Depot, Inc.	259	8,205
International Game Technology	430	6,214
Interpublic Group of Cos., Inc. (a)	805	8,074
KB Home	550	6,232
Lowe’s Cos., Inc.	66	1,471
Macy’s, Inc.	9	208
McDonald’s Corp.	181	13,486
Meredith Corp.	110	3,664
Mohawk Industries, Inc. (a)	130	6,929
Newell Rubbermaid, Inc.	380	6,768
News Corp., Class A	1,284	16,769
NIKE, Inc., Class B	345	27,648
Nordstrom, Inc.	140	5,208
Pulte Group, Inc. (a)	200	1,752
Reed Elsevier PLC	1,100	9,302
Royal Caribbean Cruises, Ltd. (a)	210	6,621
Scripps Networks Interactive, Class A	487	23,171
SES SA	505	12,157
Sotheby’s	130	4,787
Stanley Black & Decker, Inc.	122	7,476
Staples, Inc.	376	7,866
Target Corp.	133	7,108
Thomson Reuters Corp. (a)	45	1,689
Tiffany & Co.	110	5,169
Time Warner Cable, Inc.	286	15,441
Time Warner, Inc.	578	17,716
Toll Brothers, Inc. (a)	390	7,417
Washington Post Co., The, Class B	7	2,795
		304,620

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 6.4%
Alberto-Culver Co.	28	$1,054
Coca-Cola Co., The	153	8,954
Constellation Brands, Inc. (a)	120	2,123
Corn Products International, Inc.	77	2,888
Costco Wholesale Corp.	110	7,094
CVS Caremark Corp.	492	15,483
Energizer Holdings, Inc. (a)	60	4,034
General Mills, Inc.	23	840
Hansen Natural Corp. (a)	24	1,119
HJ Heinz Co.	71	3,363
JM Smucker Co., The	427	25,846
Kellogg Co.	110	5,556
Kimberly-Clark Corp.	278	18,084
Kraft Foods, Inc., Class A	134	4,135
McCormick & Co., Inc.	856	35,986
Nash Finch Co.	45	1,914
Natura Cosmeticos SA	21	565
PepsiCo, Inc.	208	13,820
Procter & Gamble Co., The	785	47,076
Safeway, Inc.	275	5,819
Sysco Corp.	707	20,164
Unilever PLC, ADR	196	5,704
United Natural Foods, Inc. (a)	350	11,599
WD-40 Co.	215	8,174
		251,394
ENERGY: 7.7%
Apache Corp.	70	6,843
Baker Hughes, Inc.	92	3,919
BG Group PLC, ADR	340	30,059
Cimarex Energy Co.	163	10,787
ConocoPhillips	356	20,445
El Paso Corp.	1,260	15,599
Enerplus Resources Fund	265	6,824
Ensco PLC , ADR	109	4,876
EQT Corp.	101	3,642
Kinder Morgan Management LLC, LP	203	12,231
Newfield Exploration Co. (a)	477	27,399
Noble Corp.	131	4,426
Noble Energy, Inc.	185	13,892
Occidental Petroleum Corp.	420	32,886
Petroleo Brasileiro SA, ADR	195	7,073
Quicksilver Resources, Inc. (a)	575	7,245

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Royal Dutch Shell PLC, ADR	292	$17,608
Sasol Ltd., ADR	23	1,030
SM Energy Co.	100	3,746
Southern Union Co.	224	5,389
Southwestern Energy Co. (a)	85	2,842
Spectra Energy Corp.	577	13,011
Statoil ASA, ADR	368	7,721
Suncor Energy, Inc.	350	11,393
Transocean, Ltd. (a)	78	5,015
W&T Offshore, Inc.	1,375	14,575
Weatherford International, Ltd. (a)	468	8,002
		298,478
FINANCIALS: 11.2%
Aflac, Inc.	225	11,635
Alexandria Real Estate Equities, REIT	57	3,990
Allstate Corp., The	130	4,102
American Express Co.	273	11,474
Banco Bradesco SA, ADR	600	12,228
Bank of America Corp.	1,468	19,245
Bank of Montreal	45	2,599
Bank of New York Mellon Corp., The	1,861	48,628
CB Richard Ellis Group, Inc., Class A (a)	340	6,215
Charles Schwab Corp., The	2,388	33,193
China Life Insurance Co. Ltd., ADR	17	1,011
Chubb Corp.	113	6,440
Cincinnati Financial Corp.	135	3,895
City National Corp.	60	3,184
Digital Realty Trust, Inc., REIT	70	4,319
Glacier Bancorp, Inc.	30	438
Goldman Sachs Group, Inc., The	10	1,446
HCC Insurance Holdings, Inc.	150	3,914
HCP, Inc., REIT	115	4,138
Hospitality Properties Trust, REIT	31	692
Hudson City Bancorp., Inc.	705	8,643
Janus Capital Group, Inc.	725	7,939
Jones Lang LaSalle, Inc.	95	8,196
JPMorgan Chase & Co.	1,141	43,438
Lazard, Ltd. Class A, LP	220	7,718
Loews Corp.	239	9,058
Markel Corp. (a)	40	13,784
Marsh & McLennan Cos., Inc.	389	9,383
Morgan Stanley	318	7,848

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
National Bank of Greece SA, ADR (a)	271	$615
NYSE Euronext	161	4,600
optionsXpress Holdings, Inc. (a)	122	1,874
Potlatch Corp., REIT	300	10,200
PrivateBancorp, Inc.	275	3,132
Progressive Corp., The	1,479	30,867
Royal Bank of Canada	205	10,687
Royal Bank of Canada (Canadian)	150	7,813
SEI Investment Co.	265	5,390
State Street Corp.	193	7,268
T Rowe Price Group, Inc.	25	1,252
Tower Group, Inc.	280	6,538
Travelers Cos., Inc., The	176	9,169
Unibail-Rodamco SE, REIT	75	16,652
Wells Fargo & Co.	731	18,369
Willis Group Holdings PLC	52	1,602
		434,821
HEALTH CARE: 9.4%
Abbott Laboratories	279	14,575
Amgen, Inc. (a)	43	2,370
Analogic Corp.	40	1,795
Baxter International, Inc.	325	15,506
Becton Dickinson & Co.	364	26,972
Bio-Rad Laboratories, Inc., Class A (a)	110	9,956
Bristol-Myers Squibb Co.	115	3,118
Covidien PLC	551	22,145
Cyberonics, Inc. (a)	310	8,271
Eli Lilly & Co.	105	3,836
Gen-Probe, Inc. (a)	375	18,173
Gilead Sciences, Inc. (a)	204	7,264
GlaxoSmithKline PLC, ADR	90	3,557
Hospira, Inc. (a)	130	7,411
Johnson & Johnson	421	26,085
LHC Group, Inc. (a)	385	8,928
Medtronic, Inc.	900	30,222
Merck & Co., Inc.	372	13,693
Mylan, Inc. (a)	178	3,348
Novartis AG	200	11,512
Novartis AG, ADR	195	11,246
Novo Nordisk A/S, ADR	191	18,802
Pfizer, Inc.	641	11,006
Roche Holding AG	101	13,800

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG, ADR	594	$20,273
St. Jude Medical, Inc. (a)	16	629
Teleflex, Inc.	665	37,759
Teva Pharmaceutical Industries, Ltd., ADR	100	5,275
Thermo Fisher Scientific, Inc. (a)	10	479
Valeant Pharmaceuticals International	125	3,123
WellPoint, Inc. (a)	109	6,173
		367,302
INDUSTRIALS: 9.4%
3M Co.	295	25,579
Administaff, Inc.	335	9,022
Brady Corp., Class A	190	5,542
Brink’s Co., The.	225	5,175
Canadian National Railway Co.	217	13,892
Cia de Concessoes Rodoviarias	44	1,135
Cooper Industries PLC	325	15,902
Cummins, Inc.	81	7,337
Danaher Corp.	1,083	43,981
Deere & Co.	242	16,887
Diana Shipping, Inc. (a)	119	1,511
Dun & Bradstreet Corp.	80	5,931
East Japan Railway Co.	200	12,084
Emerson Electric Co.	350	18,431
Empresas ICA SAB de CV, ADR (a)	189	1,837
Expeditors International of Washington, Inc.	66	3,051
General Electric Co.	777	12,626
Graco, Inc.	80	2,538
Herman Miller, Inc.	988	19,444
Honeywell International, Inc.	282	12,391
ICF International, Inc. (a)	417	10,454
IDEX Corp.	335	11,896
Ingersoll-Rand PLC	61	2,178
Interface, Inc., Class A	395	5,621
Nordson Corp.	44	3,242
Pentair, Inc.	275	9,248
Quanta Services, Inc. (a)	67	1,278
RR Donnelley & Sons, Co.	215	3,646
Siemens AG	100	10,549
Simpson Manufacturing Co., Inc.	30	773
SKF AB	650	14,993
Vestas Wind Systems A/S (a)	250	9,421

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Waste Management, Inc.	975	$34,848
WW Grainger, Inc.	131	15,603
		368,046
INFORMATION TECHNOLOGY: 15.5%
Accenture PLC., Class A	400	16,996
Altera Corp.	1,253	37,790
Anixter International, Inc. (a)	483	26,077
BMC Software, Inc. (a)	37	1,498
Brocade Communications Systems, Inc. (a)	1,575	9,198
Canon, Inc.	300	14,012
Ceragon Networks, Ltd. (a)	900	8,901
Ciena Corp. (a)	450	7,007
Cisco Systems, Inc. (a)	702	15,374
Citrix Systems, Inc. (a)	40	2,730
Clicksoftware Technologies, Ltd. (a)	875	5,731
Cognex Corp.	105	2,816
Corning, Inc.	68	1,243
Cymer, Inc. (a)	150	5,562
Electronics for Imaging, Inc. (a)	675	8,181
EMC Corp. (a)	402	8,165
Fair Isaac Corp.	165	4,069
Finisar Corp. (a)	300	5,637
Fiserv, Inc. (a)	51	2,745
Google, Inc., Class A (a)	85	44,692
Harmonic, Inc. (a)	320	2,202
Hewlett-Packard Co.	930	39,125
Intel Corp.	886	17,038
International Business Machines Corp.	213	28,572
Intuit, Inc. (a)	588	25,760
Jack Henry & Associates, Inc.	185	4,718
Mastercard, Inc.	196	43,904
Mentor Graphics Corp. (a)	610	6,448
Microchip Technology, Inc.	155	4,875
Microsoft Corp.	1,765	43,225
National Instruments Corp.	610	19,923
Paychex, Inc.	365	10,034
QUALCOMM, Inc.	669	30,185
Riverbed Technology, Inc. (a)	59	2,689
SunPower Corp., Class A (a)	450	6,480
Taiwan Semiconductor, ADR	475	4,817
Tellabs, Inc.	1,050	7,823
Texas Instruments, Inc.	1,112	30,179

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
VeriSign, Inc. (a)	485	$15,393
Websense, Inc. (a)	320	5,676
Yahoo!, Inc. (a)	1,936	27,432
		604,922
MATERIALS: 2.9%
Air Products & Chemicals, Inc.	151	12,506
Compass Minerals International	30	2,299
Crown Holdings, Inc. (a)	205	5,875
Ecolab, Inc.	300	15,222
Novozymes A/S, ADR	55	7,007
Nucor Corp.	300	11,460
Praxair, Inc.	435	39,263
Rio Tinto PLC, ADR (a)	57	3,348
Svenska Cellulosa AB, B Shares	650	9,906
Syngenta AG, ADR	46	2,290
United States Steel Corp.	46	2,017
Vale SA, ADR	23	719
		111,912
TELECOMMUNICATION SERVICES: 2.0%
America Movil SAB de CV, ADR	97	5,173
American Tower Corp., Class A (a)	116	5,946
AT&T, Inc.	486	13,900
BCE, Inc.	57	1,853
CenturyLink, Inc.	350	13,811
Portugal Telecom SGPS SA	122	1,623
Tele Norte Leste Participacoes SA, ADR	186	2,619
Telefonica SA	400	9,928
Telefonica SA, ADR	66	4,894
Verizon Communications, Inc.	304	9,907
Vodafone Group PLC, ADR	149	3,697
Windstream Corp.	346	4,252
		77,603
UTILITIES: 4.0%
AGL Resources, Inc.	200	7,672
American Water Works Co., Inc.	304	7,074
Black Hills Corp.	225	7,020
Energen Corp.	600	27,432
Iberdrola Renovables SA	3,000	9,983
MDU Resources Group, Inc.	1,050	20,948
National Grid PLC	1,000	8,482

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
National Grid PLC, ADR	105	$4,488
NiSource, Inc.	375	6,525
Northeast Utilities	120	3,548
Northwest Natural Gas Co.	150	7,118
Oneok, Inc.	232	10,449
Pepco Holdings, Inc.	160	2,976
Portland General Electric Co.	700	14,196
Red Electrica Corp. SA	150	7,064
Sempra Energy	230	12,374
		157,349
TOTAL COMMON STOCKS (Cost $2,874,697)		2,976,447

AFFILIATED INVESTMENT COMPANIES: 21.3%
Pax World Global Green Fund (b)	8,845	76,600
Pax World High Yield Bond Fund (b)	15,794	123,035
Pax World International Fund (b)	73,380	631,072

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $811,635)		830,707

TOTAL INVESTMENTS: 97.6% (Cost $3,686,332)		3,807,154

Other assets and liabilities - (Net): 2.4%		92,582

Net Assets: 100.0%		$3,899,736

(a) Non income producing security.

(b) Institutional Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 52.7%
CONSUMER DISCRETIONARY: 5.5%
Arbitron, Inc.	325	$9,090
Best Buy Co., Inc.	27	1,102
BorgWarner, Inc. (a)	35	1,842
CBS Corp., Class B	520	8,247
Cinemark Holdings, Inc.	163	2,624
Comcast Corp, Class A	951	16,177
DeVry, Inc.	115	5,659
DISH Network Corp., Class A	698	13,374
DR Horton, Inc.	185	2,057
Expedia, Inc.	26	733
Gannett Co, Inc.	570	6,971
Genuine Parts Co	145	6,466
Hennes & Mauritz AB, B Shares	28	1,016
Home Depot, Inc.	311	9,852
International Game Technology	440	6,358
Interpublic Group of Cos., Inc. (a)	825	8,275
KB Home	900	10,197
Lowe’s Cos., Inc.	93	2,073
Macy’s, Inc.	12	277
McDonald’s Corp.	233	17,361
Meredith Corp.	115	3,831
Mohawk Industries, Inc. (a)	130	6,929
Newell Rubbermaid, Inc.	390	6,946
News Corp., Class A	1,527	19,943
NIKE, Inc., Class B	425	34,060
Nordstrom, Inc.	140	5,208
Pulte Group, Inc. (a)	330	2,891
Reed Elsevier PLC	2,000	16,912
Royal Caribbean Cruises, Ltd. (a)	220	6,937
Scripps Networks Interactive, Class A	492	23,409
SES SA	600	14,444
Sotheby’s	130	4,787
Stanley Black & Decker, Inc.	127	7,783
Staples, Inc.	610	12,761
Target Corp.	155	8,283
Thomson Reuters Corp. (a)	70	2,627
Tiffany & Co.	110	5,169
Time Warner Cable, Inc.	341	18,411
Time Warner, Inc.	675	20,689
Toll Brothers, Inc. (a)	650	12,362
Washington Post Co., The, Class B	8	3,194
		367,327

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 4.2%
Alberto-Culver Co.	37	$1,393
Coca-Cola Co., The	177	10,358
Constellation Brands, Inc. (a)	125	2,211
Corn Products International, Inc.	104	3,900
Costco Wholesale Corp.	114	7,352
CVS Caremark Corp.	564	17,749
Energizer Holdings, Inc. (a)	60	4,034
General Mills, Inc.	29	1,060
Hansen Natural Corp. (a)	33	1,538
HJ Heinz Co.	109	5,163
JM Smucker Co., The	431	26,088
Kellogg Co.	124	6,263
Kimberly-Clark Corp.	327	21,271
Kraft Foods, Inc., Class A	178	5,493
McCormick & Co., Inc.	886	37,247
Nash Finch Co.	75	3,191
Natura Cosmeticos SA	28	753
PepsiCo, Inc.	247	16,411
Procter & Gamble Co., The	883	52,954
Safeway, Inc.	311	6,581
Sysco Corp.	765	21,818
Unilever PLC, ADR	233	6,780
United Natural Foods, Inc. (a)	350	11,599
WD-40 Co.	225	8,555
		279,762
ENERGY: 5.3%
Apache Corp.	74	7,234
Baker Hughes, Inc.	123	5,240
BG Group PLC, ADR	344	30,413
Cimarex Energy Co.	165	10,920
ConocoPhillips	427	24,523
El Paso Corp.	1,499	18,558
Enerplus Resources Fund	376	9,682
Ensco PLC , ADR	145	6,486
EQT Corp.	135	4,868
Kinder Morgan Management LLC, LP	293	17,653
Newfield Exploration Co. (a)	488	28,031
Noble Corp.	173	5,846
Noble Energy, Inc.	186	13,967
Occidental Petroleum Corp.	440	34,452
Petroleo Brasileiro SA, ADR	234	8,487
Quicksilver Resources, Inc. (a)	950	11,970

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Royal Dutch Shell PLC, ADR	342	$20,623
Sasol Ltd., ADR	31	1,388
SM Energy Co.	180	6,743
Southern Union Co.	320	7,699
Southwestern Energy Co. (a)	114	3,812
Spectra Energy Corp.	710	16,011
Statoil ASA, ADR	516	10,826
Suncor Energy, Inc.	420	13,671
Transocean, Ltd. (a)	79	5,078
W&T Offshore, Inc.	1,875	19,874
Weatherford International, Ltd. (a)	546	9,336
		353,391
FINANCIALS: 7.6%
Aflac, Inc.	240	12,410
Alexandria Real Estate Equities, REIT	85	5,950
Allstate Corp., The	180	5,679
American Express Co.	340	14,290
Banco Bradesco SA, ADR	1,200	24,456
Bank of America Corp.	1,783	23,375
Bank of Montreal	65	3,754
Bank of New York Mellon Corp., The	2,011	52,547
CB Richard Ellis Group, Inc., Class A (a)	350	6,398
Charles Schwab Corp., The	2,505	34,820
China Life Insurance Co. Ltd., ADR	23	1,368
Chubb Corp.	134	7,637
Cincinnati Financial Corp.	190	5,482
City National Corp.	65	3,450
Digital Realty Trust, Inc., REIT	102	6,293
Glacier Bancorp, Inc.	50	730
Goldman Sachs Group, Inc., The	14	2,024
HCC Insurance Holdings, Inc.	155	4,044
HCP, Inc., REIT	160	5,757
Hospitality Properties Trust, REIT	42	938
Hudson City Bancorp., Inc.	750	9,195
Janus Capital Group, Inc.	745	8,158
Jones Lang LaSalle, Inc.	90	7,764
JPMorgan Chase & Co.	1,289	49,072
Lazard, Ltd. Class A, LP	230	8,068
Loews Corp.	284	10,764
Markel Corp. (a)	40	13,784
Marsh & McLennan Cos., Inc.	435	10,492
Morgan Stanley	380	9,378

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
National Bank of Greece SA, ADR (a)	350	$795
NYSE Euronext	230	6,571
optionsXpress Holdings, Inc. (a)	162	2,488
Potlatch Corp., REIT	450	15,300
PrivateBancorp, Inc.	285	3,246
Progressive Corp., The	1,550	32,349
Royal Bank of Canada	220	11,469
Royal Bank of Canada (Canadian)	200	10,417
SEI Investment Co.	425	8,645
State Street Corp.	237	8,925
T Rowe Price Group, Inc.	34	1,702
Tower Group, Inc.	475	11,091
Travelers Cos., Inc., The	210	10,941
Unibail-Rodamco SE, REIT	75	16,653
Wells Fargo & Co.	870	21,863
Willis Group Holdings PLC	69	2,126
		512,658
HEALTH CARE: 6.9%
Abbott Laboratories	360	18,806
Amgen, Inc. (a)	58	3,196
Analogic Corp.	75	3,366
Baxter International, Inc.	450	21,470
Becton Dickinson & Co.	396	29,344
Bio-Rad Laboratories, Inc., Class A (a)	150	13,577
Bristol-Myers Squibb Co.	170	4,609
Covidien PLC	559	22,466
Cyberonics, Inc. (a)	510	13,607
Eli Lilly & Co.	145	5,297
Gen-Probe, Inc. (a)	445	21,565
Gilead Sciences, Inc. (a)	249	8,867
GlaxoSmithKline PLC, ADR	135	5,335
Hospira, Inc. (a)	135	7,696
Johnson & Johnson	558	34,574
LHC Group, Inc. (a)	650	15,074
Medtronic, Inc.	950	31,901
Merck & Co., Inc.	478	17,595
Mylan, Inc. (a)	237	4,458
Novartis AG	400	23,023
Novartis AG, ADR	233	13,437
Novo Nordisk A/S, ADR	196	19,294
Pfizer, Inc.	785	13,478
Roche Holding AG	169	23,091

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG, ADR	607	$20,717
St. Jude Medical, Inc. (a)	22	865
Teleflex, Inc.	800	45,424
Teva Pharmaceutical Industries, Ltd., ADR	134	7,069
Thermo Fisher Scientific, Inc. (a)	13	622
Valeant Pharmaceuticals International	187	4,684
WellPoint, Inc. (a)	128	7,250
		461,757
INDUSTRIALS: 6.2%
3M Co.	300	26,013
Administaff, Inc.	575	15,485
Brady Corp., Class A	195	5,688
Brink’s Co., The.	230	5,290
Canadian National Railway Co.	219	14,020
Cia de Concessoes Rodoviarias	58	1,496
Cooper Industries PLC	375	18,349
Cummins, Inc.	109	9,873
Danaher Corp.	1,143	46,417
Deere & Co.	282	19,678
Diana Shipping, Inc. (a)	159	2,019
Dun & Bradstreet Corp.	83	6,154
East Japan Railway Co.	200	12,084
Emerson Electric Co.	426	22,433
Empresas ICA SAB de CV, ADR (a)	251	2,440
Expeditors International of Washington, Inc.	88	4,068
General Electric Co.	942	15,308
Graco, Inc.	155	4,918
Herman Miller, Inc.	1,018	20,034
Honeywell International, Inc.	331	14,544
ICF International, Inc. (a)	419	10,504
IDEX Corp.	385	13,671
Ingersoll-Rand PLC	83	2,964
Interface, Inc., Class A	405	5,763
Nordson Corp.	59	4,348
Pentair, Inc.	275	9,248
Quanta Services, Inc. (a)	90	1,717
RR Donnelley & Sons, Co.	305	5,173
Siemens AG	125	13,186
Simpson Manufacturing Co., Inc.	50	1,289
SKF AB	900	20,758
Vestas Wind Systems A/S (a)	300	11,304

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Waste Management, Inc.	1,025	$36,634
WW Grainger, Inc.	135	16,081
		418,951
INFORMATION TECHNOLOGY: 10.7%
Accenture PLC., Class A	425	18,058
Altera Corp.	1,247	37,610
Anixter International, Inc. (a)	485	26,185
BMC Software, Inc. (a)	50	2,024
Brocade Communications Systems, Inc. (a)	2,600	15,184
Canon, Inc.	600	28,024
Ceragon Networks, Ltd. (a)	1,500	14,835
Ciena Corp. (a)	750	11,678
Cisco Systems, Inc. (a)	821	17,980
Citrix Systems, Inc. (a)	54	3,685
Clicksoftware Technologies, Ltd. (a)	1,475	9,661
Cognex Corp.	190	5,096
Corning, Inc.	91	1,663
Cymer, Inc. (a)	250	9,270
Electronics for Imaging, Inc. (a)	1,100	13,332
EMC Corp. (a)	536	10,886
Fair Isaac Corp.	170	4,192
Finisar Corp. (a)	525	9,865
Fiserv, Inc. (a)	57	3,068
Google, Inc., Class A (a)	99	52,053
Harmonic, Inc. (a)	550	3,784
Hewlett-Packard Co.	1,034	43,500
Intel Corp.	1,242	23,884
International Business Machines Corp.	225	30,182
Intuit, Inc. (a)	641	28,082
Jack Henry & Associates, Inc.	300	7,650
Mastercard, Inc.	203	45,472
Mentor Graphics Corp. (a)	1,025	10,834
Microchip Technology, Inc.	215	6,762
Microsoft Corp.	1,961	48,025
National Instruments Corp.	621	20,282
Paychex, Inc.	375	10,309
QUALCOMM, Inc.	691	31,178
Riverbed Technology, Inc. (a)	78	3,555
SunPower Corp., Class A (a)	600	8,640
Taiwan Semiconductor, ADR	676	6,855
Tellabs, Inc.	1,800	13,410
Texas Instruments, Inc.	1,130	30,668

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
VeriSign, Inc. (a)	580	$18,409
Websense, Inc. (a)	525	9,314
Yahoo!, Inc. (a)	1,966	27,857
		723,001
MATERIALS: 2.1%
Air Products & Chemicals, Inc.	180	14,908
Compass Minerals International	50	3,831
Crown Holdings, Inc. (a)	241	6,907
Ecolab, Inc.	350	17,759
Novozymes A/S, ADR	61	7,771
Nucor Corp.	400	15,280
Praxair, Inc.	508	45,852
Rio Tinto PLC, ADR (a)	75	4,405
Svenska Cellulosa AB, B Shares	1,000	15,241
Syngenta AG, ADR	62	3,087
United States Steel Corp.	61	2,674
Vale SA, ADR	30	938
		138,653
TELECOMMUNICATION SERVICES: 1.5%
America Movil SAB de CV, ADR	130	6,933
American Tower Corp., Class A (a)	155	7,945
AT&T, Inc.	604	17,274
BCE, Inc.	85	2,763
CenturyLink, Inc.	394	15,547
Portugal Telecom SGPS SA	163	2,168
Tele Norte Leste Participacoes SA, ADR	265	3,731
Telefonica SA	600	14,893
Telefonica SA, ADR	99	7,341
Verizon Communications, Inc.	362	11,798
Vodafone Group PLC, ADR	200	4,962
Windstream Corp.	490	6,022
		101,377
UTILITIES: 2.7%
AGL Resources, Inc.	195	7,480
American Water Works Co., Inc.	434	10,099
Black Hills Corp.	215	6,708
Energen Corp.	620	28,346
Iberdrola Renovables SA	2,500	8,319
MDU Resources Group, Inc.	1,100	21,945
National Grid PLC	2,000	16,964

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
National Grid PLC, ADR	155	$6,625
NiSource, Inc.	535	9,309
Northeast Utilities	165	4,879
Northwest Natural Gas Co.	165	7,829
Oneok, Inc.	312	14,052
Pepco Holdings, Inc.	225	4,185
Portland General Electric Co.	700	14,196
Red Electrica Corp. SA	300	14,129
Sempra Energy	279	15,011
		190,076
TOTAL COMMON STOCKS (Cost $3,442,287)		3,546,953

AFFILIATED INVESTMENT COMPANIES: 26.9%
Pax World Global Green Fund (b)	18,940	164,024
Pax World High Yield Bond Fund (b)	91,480	712,629
Pax World International Fund (b)	108,693	934,756

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,793,528)		1,811,409

BONDS: 16.4%
CORPORATE BONDS: 4.7%
CONSUMER DISCRETIONARY: 0.2%
Omnicom Group, Inc., 5.900%, 04/15/16	$10,000	11,545

CONSUMER STAPLES: 0.2%
Avon Products, Inc., 5.625%, 03/01/14	10,000	11,357

ENERGY: 0.4%
Conoco, Inc., 6.950%, 04/15/29	10,000	12,887
Midamerican Energy Co., 6.750%, 12/30/31	10,000	12,481
		25,368
FINANCIALS: 2.9%
Ally Financial, Inc., 1.750%, 10/30/12	25,000	25,592
AMB Property LP, 6.125%, 12/01/16	10,000	11,114
BlackRock, Inc., 3.500%, 12/10/14	15,000	15,932
Citigroup Funding, Inc, 1.875%, 10/22/12	30,000	30,781
General Electric Capital Corp., 1.625%, 01/07/11	15,000	15,061
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,883
JPMorgan Chase & Co., 4.650%, 06/01/14	10,000	10,955

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Markel Corp., 6.800%, 02/15/13	$10,000	$10,750
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	6,207
Progressive Corp., The, 6.700%, 06/15/37	5,000	4,969
State Street Corp., 7.350%, 06/15/26	10,000	11,971
Wachovia Corp., 5.500%, 05/01/13	10,000	10,999
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,698
		190,912
HEALTH CARE: 0.3%
Beckman Coulter, Inc., 6.000%, 06/01/15	10,000	11,441
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,804
		22,245
INDUSTRIALS: 0.1%
Owens Corning, Inc., 6.500%, 12/01/16	5,000	5,416

INFORMATION TECHNOLOGY: 0.4%
Analog Devices, Inc., 5.000%, 07/01/14	10,000	10,999
KLA-Tencor Corp., 6.900%, 05/01/18	6,000	6,893
Xerox Corp., 6.875%, 08/15/11	10,000	10,499
		28,391
MATERIALS: 0.1%
Sprint Capital Corp., 7.625%, 01/30/11	5,000	5,094

UTILITIES: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	7,983

TOTAL CORPORATE BONDS (Cost $294,564)		308,311

U.S. GOVERNMENT AGENCY BONDS: 0.8%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.4%
5.000%, 11/17/17	20,000	23,727

FANNIE MAE (AGENCY): 0.4%
4.125%, 04/15/14	15,000	16,622
4.375%, 10/15/15	10,000	11,354
		27,976
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $48,258)		51,703

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 1.1%
AID-Egypt, 4.450%, 09/15/15	$10,000	$11,357
US Dept of Housing & Urban Development, 1.800%, 08/01/14	10,000	10,251
USDA S0253, 5.680%, 07/01/40 (c)	53,218	54,921

TOTAL GOVERNMENT BONDS (Cost $74,363)		76,529

MUNICIPAL BONDS: 0.3%
Morehead State University Kentucky, 3.750%, 11/01/17	5,000	5,237
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	10,058
South Dakota State Health & Educational Facilities, 3.250%, 08/01/15	5,000	5,195

TOTAL MUNICIPAL BONDS (Cost $19,596)		20,490

U.S. TREASURY NOTES: 4.7%
3.500%, 01/15/11 (TIPS)	13,779	13,907
2.000%, 04/15/12 (TIPS)	10,744	11,125
0.625%, 04/15/13 (TIPS)	8,251	8,479
1.875%, 07/15/13 (TIPS)	17,805	18,937
2.000%, 07/15/14 (TIPS)	18,505	20,035
1.625%, 01/15/15 (TIPS)	31,969	34,204
0.500%, 04/15/15 (TIPS)	58,347	59,998
1.375%, 07/15/18 (TIPS)	41,451	44,397
1.375%, 01/15/20 (TIPS)	8,065	8,583
2.375%, 01/15/25 (TIPS)	26,601	30,656
1.750%, 01/15/28 (TIPS)	57,235	60,808
3.375%, 04/15/32 (TIPS)	6,141	8,313

TOTAL U.S. TREASURY NOTES (Cost $306,280)		319,442

MORTGAGE-BACKED SECURITIES: 4.8%
U.S. GOVERNMENT MORTGAGE-BACKED: 4.4%
GINNIE MAE (MORTGAGE BACKED): 1.8%
2.021%, 10/16/50	119,272	121,255

FANNIE MAE (MORTGAGE BACKED): 2.6%
6.040%, 07/01/13	9,551	10,073
4.500%, 03/01/39	72,871	76,003
4.500%, 07/01/40	85,772	89,444
		175,520

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
COMMERCIAL MORTGAGE-BACKED: 0.4%
GMAC Commercial Mortgage, 6.465%, 04/15/34	$8,255	$8,337
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,637
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	10,000	10,095
		29,069
TOTAL MORTGAGE-BACKED SECURITIES (Cost $319,437)		325,844

TOTAL BONDS (Cost $1,062,498)		1,102,319

REPURCHASE AGREEMENT: 1.9%
State Street Repo, 0.010%, 10/01/10 (collateralized by United States Treasury Note, 2.125%, due 05/31/15, principal amount $130,000; market value $136,461)
TOTAL REPURCHASE AGREEMENT (Cost $129,000)	129,000	129,000

TOTAL INVESTMENTS: 97.9% (Cost $6,427,313)		6,589,681

Other assets and liabilities - (Net): 2.1%		140,162

Net Assets: 100.0%		$6,729,843

(a) Non income producing security.

(b) Institutional Class shares

(c)  Fair Valued security.

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 41.1%
CONSUMER DISCRETIONARY: 3.9%
Arbitron, Inc.	135	$3,776
Best Buy Co., Inc.	20	817
BorgWarner, Inc. (a)	25	1,316
CBS Corp., Class B	340	5,392
Cinemark Holdings, Inc.	165	2,657
Comcast Corp, Class A	780	13,268
DeVry, Inc.	75	3,691
DISH Network Corp., Class A	571	10,940
DR Horton, Inc.	75	834
Expedia, Inc.	19	536
Gannett Co, Inc.	370	4,525
Genuine Parts Co	145	6,466
Hennes & Mauritz AB, B Shares	20	726
Home Depot, Inc.	261	8,268
International Game Technology	285	4,118
Interpublic Group of Cos., Inc. (a)	540	5,416
KB Home	375	4,249
Lowe’s Cos., Inc.	78	1,739
Macy’s, Inc.	9	208
McDonald’s Corp.	206	15,349
Meredith Corp.	75	2,498
Mohawk Industries, Inc. (a)	85	4,531
Newell Rubbermaid, Inc.	255	4,542
News Corp., Class A	1,296	16,926
NIKE, Inc., Class B	335	26,847
Nordstrom, Inc.	95	3,534
Pulte Group, Inc. (a)	130	1,139
Reed Elsevier PLC	1,100	9,302
Royal Caribbean Cruises, Ltd. (a)	140	4,414
Scripps Networks Interactive, Class A	388	18,461
SES SA	511	12,301
Sotheby’s	85	3,130
Stanley Black & Decker, Inc.	82	5,025
Staples, Inc.	601	12,573
Target Corp.	130	6,947
Thomson Reuters Corp. (a)	50	1,877
Tiffany & Co.	70	3,289
Time Warner Cable, Inc.	293	15,819
Time Warner, Inc.	571	17,501
Toll Brothers, Inc. (a)	270	5,134
Washington Post Co., The, Class B	5	1,996
		272,077

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 3.4%
Alberto-Culver Co.	27	$1,017
Coca-Cola Co., The	149	8,719
Constellation Brands, Inc. (a)	80	1,415
Corn Products International, Inc.	76	2,850
Costco Wholesale Corp.	89	5,740
CVS Caremark Corp.	475	14,948
Energizer Holdings, Inc. (a)	40	2,689
General Mills, Inc.	27	987
Hansen Natural Corp. (a)	24	1,119
HJ Heinz Co.	110	5,211
JM Smucker Co., The	328	19,854
Kellogg Co.	108	5,455
Kimberly-Clark Corp.	274	17,824
Kraft Foods, Inc., Class A	130	4,012
McCormick & Co., Inc.	731	30,731
Nash Finch Co.	35	1,489
Natura Cosmeticos SA	20	538
PepsiCo, Inc.	200	13,288
Procter & Gamble Co., The	763	45,757
Safeway, Inc.	262	5,544
Sysco Corp.	704	20,078
Unilever PLC, ADR	208	6,053
United Natural Foods, Inc. (a)	350	11,599
WD-40 Co.	220	8,363
		235,280
ENERGY: 4.1%
Apache Corp.	60	5,866
Baker Hughes, Inc.	90	3,834
BG Group PLC, ADR	272	24,048
Cimarex Energy Co.	122	8,074
ConocoPhillips	349	20,043
El Paso Corp.	1,251	15,488
Enerplus Resources Fund	377	9,708
Ensco PLC , ADR	107	4,786
EQT Corp.	99	3,570
Kinder Morgan Management LLC, LP	292	17,593
Newfield Exploration Co. (a)	387	22,229
Noble Corp.	128	4,325
Noble Energy, Inc.	146	10,963
Occidental Petroleum Corp.	415	32,495
Petroleo Brasileiro SA, ADR	194	7,036
Quicksilver Resources, Inc. (a)	400	5,040
Royal Dutch Shell PLC, ADR	288	17,366

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Sasol Ltd., ADR	23	$1,030
SM Energy Co.	80	2,997
Southern Union Co.	323	7,771
Southwestern Energy Co. (a)	84	2,809
Spectra Energy Corp.	677	15,266
Statoil ASA, ADR	468	9,819
Suncor Energy, Inc.	344	11,197
Transocean, Ltd. (a)	59	3,793
W&T Offshore, Inc.	1,200	12,720
Weatherford International, Ltd. (a)	460	7,866
		287,732
FINANCIALS: 6.1%
Aflac, Inc.	225	11,635
Alexandria Real Estate Equities, REIT	86	6,020
Allstate Corp., The	182	5,742
American Express Co.	282	11,852
Banco Bradesco SA, ADR	1,000	20,380
Bank of America Corp.	1,471	19,285
Bank of Montreal	68	3,927
Bank of New York Mellon Corp., The	1,707	44,604
CB Richard Ellis Group, Inc., Class A (a)	225	4,113
Charles Schwab Corp., The	2,038	28,328
China Life Insurance Co. Ltd., ADR	16	952
Chubb Corp.	113	6,440
Cincinnati Financial Corp.	191	5,510
City National Corp.	40	2,123
Digital Realty Trust, Inc., REIT	105	6,479
Glacier Bancorp, Inc.	20	292
Goldman Sachs Group, Inc., The	10	1,446
HCC Insurance Holdings, Inc.	100	2,609
HCP, Inc., REIT	164	5,901
Hospitality Properties Trust, REIT	31	692
Hudson City Bancorp., Inc.	730	8,950
Janus Capital Group, Inc.	485	5,311
Jones Lang LaSalle, Inc.	60	5,176
JPMorgan Chase & Co.	1,146	43,628
Lazard, Ltd. Class A, LP	150	5,262
Loews Corp.	242	9,172
Markel Corp. (a)	33	11,371
Marsh & McLennan Cos., Inc.	375	9,045
Morgan Stanley	322	7,947
National Bank of Greece SA, ADR (a)	260	590
NYSE Euronext	232	6,628

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
optionsXpress Holdings, Inc. (a)	120	$1,843
Potlatch Corp., REIT	450	15,300
PrivateBancorp, Inc.	185	2,107
Progressive Corp., The	1,243	25,941
Royal Bank of Canada	200	10,426
Royal Bank of Canada (Canadian)	200	10,417
SEI Investment Co.	170	3,458
State Street Corp.	194	7,306
T Rowe Price Group, Inc.	24	1,202
Tower Group, Inc.	200	4,670
Travelers Cos., Inc., The	176	9,170
Unibail-Rodamco SE, REIT	60	13,322
Wells Fargo & Co.	728	18,295
Willis Group Holdings PLC	51	1,571
		426,438
HEALTH CARE: 5.3%
Abbott Laboratories	331	17,291
Amgen, Inc. (a)	42	2,315
Analogic Corp.	30	1,346
Baxter International, Inc.	400	19,084
Becton Dickinson & Co.	305	22,601
Bio-Rad Laboratories, Inc., Class A (a)	75	6,788
Bristol-Myers Squibb Co.	173	4,690
Covidien PLC	438	17,603
Cyberonics, Inc. (a)	225	6,003
Eli Lilly & Co.	148	5,406
Gen-Probe, Inc. (a)	360	17,446
Gilead Sciences, Inc. (a)	207	7,371
GlaxoSmithKline PLC, ADR	136	5,375
Hospira, Inc. (a)	84	4,789
Johnson & Johnson	522	32,343
LHC Group, Inc. (a)	275	6,377
Medtronic, Inc.	900	30,222
Merck & Co., Inc.	436	16,049
Mylan, Inc. (a)	174	3,273
Novartis AG	300	17,267
Novartis AG, ADR	193	11,130
Novo Nordisk A/S, ADR	153	15,061
Pfizer, Inc.	697	11,967
Roche Holding AG	146	19,948
Roche Holding AG, ADR	486	16,587
St. Jude Medical, Inc. (a)	16	629
Teleflex, Inc.	615	34,920

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Teva Pharmaceutical Industries, Ltd., ADR	98	$5,170
Thermo Fisher Scientific, Inc. (a)	9	431
Valeant Pharmaceuticals International	80	2,009
WellPoint, Inc. (a)	111	6,288
		367,779
INDUSTRIALS: 4.9%
3M Co.	234	20,290
Administaff, Inc.	235	6,329
Brady Corp., Class A	125	3,646
Brink’s Co., The.	150	3,450
Canadian National Railway Co.	170	10,883
Cia de Concessoes Rodoviarias	43	1,109
Cooper Industries PLC	325	15,902
Cummins, Inc.	79	7,156
Danaher Corp.	914	37,118
Deere & Co.	239	16,677
Diana Shipping, Inc. (a)	117	1,486
Dun & Bradstreet Corp.	50	3,707
East Japan Railway Co.	200	12,084
Emerson Electric Co.	343	18,062
Empresas ICA SAB de CV, ADR (a)	185	1,798
Expeditors International of Washington, Inc.	64	2,959
General Electric Co.	795	12,919
Graco, Inc.	60	1,904
Herman Miller, Inc.	755	14,858
Honeywell International, Inc.	282	12,391
ICF International, Inc. (a)	339	8,499
IDEX Corp.	310	11,008
Ingersoll-Rand PLC	61	2,178
Interface, Inc., Class A	265	3,771
Nordson Corp.	43	3,169
Pentair, Inc.	250	8,408
Quanta Services, Inc. (a)	66	1,259
RR Donnelley & Sons, Co.	309	5,241
Siemens AG	125	13,186
Simpson Manufacturing Co., Inc.	30	773
SKF AB	900	20,758
Vestas Wind Systems A/S (a)	300	11,304
Waste Management, Inc.	950	33,953
WW Grainger, Inc.	108	12,864
		341,099

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 7.9%
Accenture PLC., Class A	400	$16,996
Altera Corp.	1,002	30,220
Anixter International, Inc. (a)	373	20,138
BMC Software, Inc. (a)	36	1,457
Brocade Communications Systems, Inc. (a)	1,125	6,570
Canon, Inc.	300	14,012
Ceragon Networks, Ltd. (a)	630	6,231
Ciena Corp. (a)	325	5,060
Cisco Systems, Inc. (a)	698	15,286
Citrix Systems, Inc. (a)	39	2,661
Clicksoftware Technologies, Ltd. (a)	600	3,930
Cognex Corp.	85	2,280
Corning, Inc.	66	1,206
Cymer, Inc. (a)	110	4,079
Electronics for Imaging, Inc. (a)	460	5,575
EMC Corp. (a)	393	7,982
Fair Isaac Corp.	110	2,713
Finisar Corp. (a)	225	4,228
Fiserv, Inc. (a)	48	2,583
Google, Inc., Class A (a)	87	45,744
Harmonic, Inc. (a)	250	1,720
Hewlett-Packard Co.	934	39,293
Intel Corp.	1,208	23,230
International Business Machines Corp.	206	27,633
Intuit, Inc. (a)	494	21,642
Jack Henry & Associates, Inc.	130	3,315
Mastercard, Inc.	177	39,648
Mentor Graphics Corp. (a)	420	4,439
Microchip Technology, Inc.	218	6,856
Microsoft Corp.	1,748	42,809
National Instruments Corp.	487	15,905
Paychex, Inc.	375	10,309
QUALCOMM, Inc.	642	28,967
Riverbed Technology, Inc. (a)	58	2,644
SunPower Corp., Class A (a)	600	8,640
Taiwan Semiconductor, ADR	653	6,621
Tellabs, Inc.	775	5,774
Texas Instruments, Inc.	884	23,992
VeriSign, Inc. (a)	435	13,807
Websense, Inc. (a)	225	3,992
Yahoo!, Inc. (a)	1,564	22,162
		552,349

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 1.7%
Air Products & Chemicals, Inc.	148	$12,257
Compass Minerals International	25	1,916
Crown Holdings, Inc. (a)	209	5,990
Ecolab, Inc.	300	15,222
Novozymes A/S, ADR	46	5,860
Nucor Corp.	300	11,460
Praxair, Inc.	457	41,249
Rio Tinto PLC, ADR (a)	56	3,289
Svenska Cellulosa AB, B Shares	1,000	15,241
Syngenta AG, ADR	45	2,241
United States Steel Corp.	45	1,973
Vale SA, ADR	22	687
		117,385
TELECOMMUNICATION SERVICES: 1.3%
America Movil SAB de CV, ADR	95	5,066
American Tower Corp., Class A (a)	114	5,844
AT&T, Inc.	546	15,616
BCE, Inc.	86	2,795
CenturyLink, Inc.	333	13,140
Portugal Telecom SGPS SA	120	1,596
Tele Norte Leste Participacoes SA, ADR	268	3,773
Telefonica SA	500	12,411
Telefonica SA, ADR	100	7,415
Verizon Communications, Inc.	303	9,875
Vodafone Group PLC, ADR	146	3,622
Windstream Corp.	495	6,084
		87,237
UTILITIES: 2.5%
AGL Resources, Inc.	185	7,097
American Water Works Co., Inc.	439	10,216
Black Hills Corp.	210	6,552
Energen Corp.	575	26,289
Iberdrola Renovables SA	2,500	8,319
MDU Resources Group, Inc.	1,025	20,449
National Grid PLC	2,000	16,964
National Grid PLC, ADR	159	6,796
NiSource, Inc.	536	9,326
Northeast Utilities	168	4,968
Northwest Natural Gas Co.	150	7,118
Oneok, Inc.	278	12,521
Pepco Holdings, Inc.	227	4,222
Portland General Electric Co.	600	12,168

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Red Electrica Corp. SA	150	$7,064
Sempra Energy	235	12,642
		172,711
TOTAL COMMON STOCKS (Cost $2,796,317)		2,860,087

AFFILIATED INVESTMENT COMPANIES: 13.5%
Pax World Global Green Fund (b)	14,200	122,976
Pax World High Yield Bond Fund (b)	49,109	382,559
Pax World International Fund (b)	50,113	430,970

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $927,529)		936,505

BONDS: 40.8%
CORPORATE BONDS: 14.1%
CONSUMER DISCRETIONARY: 0.7%
Omnicom Group, Inc., 5.900%, 04/15/16	$45,000	51,951

CONSUMER STAPLES: 0.7%
Avon Products, Inc., 5.625%, 03/01/14	45,000	51,105

ENERGY: 1.4%
Conoco, Inc., 6.950%, 04/15/29	30,000	38,660
Midamerican Energy Co., 6.750%, 12/30/31	45,000	56,163
		94,823
FINANCIALS: 7.5%
Ally Financial, Inc., 1.750%, 10/30/12	30,000	30,711
AMB Property LP, 6.125%, 12/01/16	30,000	33,341
BlackRock, Inc., 3.500%, 12/10/14	40,000	42,486
Citigroup Funding, Inc, 1.875%, 10/22/12	110,000	112,864
General Electric Capital Corp., 1.625%, 01/07/11	25,000	25,101
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	77,650
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	27,388
Markel Corp., 6.800%, 02/15/13	30,000	32,249
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,827
Progressive Corp., The, 6.700%, 06/15/37	25,000	24,846
State Street Corp., 7.350%, 06/15/26	20,000	23,941
Wachovia Corp., 5.500%, 05/01/13	30,000	32,996
Willis North America, Inc., 5.625%, 07/15/15	30,000	32,095
		520,495

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE: 1.2%
Beckman Coulter, Inc., 6.000%, 06/01/15	$30,000	$34,324
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	48,618
		82,942
INDUSTRIALS: 0.3%
Owens Corning, Inc., 6.500%, 12/01/16	18,000	19,499

INFORMATION TECHNOLOGY: 1.6%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	49,496
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	25,274
Xerox Corp., 6.875%, 08/15/11	35,000	36,746
		111,516
TELECOMMUNICATION SERVICES: 0.3%
Sprint Capital Corp., 7.625%, 01/30/11	20,000	20,375

UTILITIES: 0.4%
American Water Capital Corp., 6.085%, 10/15/17	25,000	28,513

TOTAL CORPORATE BONDS (Cost $934,361)		981,219

U.S. GOVERNMENT AGENCY BONDS: 2.5%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 1.2%
5.000%, 11/17/17	70,000	83,045

FREDDIE MAC (AGENCY): 0.5%
3.750%, 03/27/19	33,000	35,948

FANNIE MAE (AGENCY): 0.8%
1.250%, 08/20/13	20,000	20,248
4.375%, 10/15/15	30,000	34,064
		54,312
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $161,947)		173,305

GOVERNMENT BONDS: 1.0%
AID-Egypt, 4.450%, 09/15/15	35,000	39,750
US Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,627

TOTAL GOVERNMENT BONDS (Cost $64,010)		65,377

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MUNICIPAL BONDS: 1.2%
Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	$50,000	$52,978
Morehead State University Kentucky, 3.750%, 11/01/17	10,000	10,475
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	10,058
South Dakota State Health & Educational Facilities, 3.250%, 08/01/15	10,000	10,389

TOTAL MUNICIPAL BONDS (Cost $80,136)		83,900

U.S. TREASURY NOTES: 10.1%
3.500%, 01/15/11 (TIPS)	31,315	31,606
2.000%, 04/15/12 (TIPS)	25,784	26,699
0.625%, 04/15/13 (TIPS)	30,943	31,796
1.875%, 07/15/13 (TIPS)	43,919	46,712
2.000%, 07/15/14 (TIPS)	43,950	47,582
1.625%, 01/15/15 (TIPS)	76,497	81,845
0.500%, 04/15/15 (TIPS)	114,683	117,926
1.375%, 07/15/18 (TIPS)	78,857	84,463
1.375%, 01/15/20 (TIPS)	45,367	48,277
2.375%, 01/15/25 (TIPS)	62,455	71,974
2.375%, 01/15/27 (TIPS)	14,054	16,257
1.750%, 01/15/28 (TIPS)	72,845	77,392
3.375%, 04/15/32 (TIPS)	15,967	21,613

TOTAL U.S. TREASURY NOTES (Cost $675,821)		704,142

MORTGAGE-BACKED SECURITIES: 11.9%
U.S. GOVERNMENT MORTGAGE-BACKED: 10.2%
GINNIE MAE (MORTGAGE BACKED): 3.7%
3.459%, 05/16/36	125,000	130,560
4.500%, 08/20/40	118,003	124,563
		255,123
FREDDIE MAC (MORTGAGE BACKED): 1.3%
5.000%, 07/15/37	86,087	93,821

FANNIE MAE (MORTGAGE BACKED): 3.9%
6.040%, 07/01/13	19,101	20,147
4.500%, 03/01/39	72,871	76,003
4.500%, 07/01/40	166,558	173,690
		269,840
FARMER MAC (MORTGAGE BACKED): 1.3%
6.075%, 04/20/40 (c)	87,300	90,705

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
COMMERCIAL MORTGAGE-BACKED: 1.7%
GMAC Commercial Mortgage, 6.465%, 04/15/34	$37,146	$37,519
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	47,865
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,333
		120,717
TOTAL MORTGAGE-BACKED SECURITIES (Cost $808,564)		830,206

TOTAL BONDS (Cost $2,724,839)		2,838,149

REPURCHASE AGREEMENT: 2.4%
State Street Repo, 0.010%, 10/01/10 (collateralized by United States Treasury Note, 2.125%, due 05/31/15, principal amount $165,000; market value $173,201)
TOTAL REPURCHASE AGREEMENT (Cost $169,000)	169,000	169,000

TOTAL INVESTMENTS: 97.8% (Cost $6,617,685)		6,803,741

Other assets and liabilities - (Net): 2.2%		153,335

Net Assets: 100.0%		$6,957,076

(a) Non income producing security.

(b) Institutional Class shares

(c)  Fair Valued security.

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 28.4%
CONSUMER DISCRETIONARY: 3.1%
Arbitron, Inc.	95	$2,657
Best Buy Co., Inc.	9	367
BorgWarner, Inc. (a)	12	631
CBS Corp., Class B	250	3,965
Cinemark Holdings, Inc.	81	1,304
Comcast Corp, Class A	340	5,783
DeVry, Inc.	55	2,707
DISH Network Corp., Class A	255	4,886
DR Horton, Inc.	50	556
Expedia, Inc.	8	226
Gannett Co, Inc.	275	3,363
Genuine Parts Co	70	3,121
Hennes & Mauritz AB, B Shares	9	327
Home Depot, Inc.	117	3,707
International Game Technology	215	3,107
Interpublic Group of Cos., Inc. (a)	400	4,012
KB Home	270	3,059
Lowe’s Cos., Inc.	51	1,137
Macy’s, Inc.	4	92
McDonald’s Corp.	93	6,929
Meredith Corp.	55	1,832
Mohawk Industries, Inc. (a)	65	3,465
Newell Rubbermaid, Inc.	190	3,384
News Corp., Class A	575	7,510
NIKE, Inc., Class B	210	16,829
Nordstrom, Inc.	70	2,604
Pulte Group, Inc. (a)	100	876
Reed Elsevier PLC	1,100	9,302
Royal Caribbean Cruises, Ltd. (a)	105	3,311
Scripps Networks Interactive, Class A	179	8,517
SES SA	222	5,344
Sotheby’s	65	2,393
Stanley Black & Decker, Inc.	61	3,738
Staples, Inc.	362	7,573
Target Corp.	58	3,100
Thomson Reuters Corp. (a)	30	1,126
Tiffany & Co.	55	2,584
Time Warner Cable, Inc.	129	6,965
Time Warner, Inc.	256	7,846
Toll Brothers, Inc. (a)	200	3,804
Washington Post Co., The, Class B	3	1,198
		155,237

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 2.2%
Alberto-Culver Co.	12	$452
Coca-Cola Co., The	65	3,804
Constellation Brands, Inc. (a)	60	1,061
Corn Products International, Inc.	36	1,350
Costco Wholesale Corp.	44	2,838
CVS Caremark Corp.	212	6,672
Energizer Holdings, Inc. (a)	30	2,017
General Mills, Inc.	15	548
Hansen Natural Corp. (a)	11	513
HJ Heinz Co.	47	2,226
JM Smucker Co., The	170	10,290
Kellogg Co.	48	2,424
Kimberly-Clark Corp.	124	8,066
Kraft Foods, Inc., Class A	62	1,913
McCormick & Co., Inc.	345	14,504
Nash Finch Co.	20	851
Natura Cosmeticos SA	9	242
PepsiCo, Inc.	90	5,980
Procter & Gamble Co., The	337	20,210
Safeway, Inc.	115	2,433
Sysco Corp.	291	8,299
Unilever PLC, ADR	86	2,503
United Natural Foods, Inc. (a)	200	6,628
WD-40 Co.	90	3,422
		109,246
ENERGY: 2.7%
Apache Corp.	28	2,737
Baker Hughes, Inc.	43	1,832
BG Group PLC, ADR	121	10,698
Cimarex Energy Co.	55	3,640
ConocoPhillips	156	8,959
El Paso Corp.	555	6,871
Enerplus Resources Fund	180	4,635
Ensco PLC , ADR	51	2,281
EQT Corp.	47	1,695
Kinder Morgan Management LLC, LP	139	8,375
Newfield Exploration Co. (a)	179	10,282
Noble Corp.	61	2,061
Noble Energy, Inc.	67	5,031
Occidental Petroleum Corp.	180	14,094
Petroleo Brasileiro SA, ADR	90	3,264
Quicksilver Resources, Inc. (a)	300	3,780
Royal Dutch Shell PLC, ADR	127	7,658

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Sasol Ltd., ADR	10	$448
SM Energy Co.	60	2,248
Southern Union Co.	154	3,705
Southwestern Energy Co. (a)	40	1,338
Spectra Energy Corp.	306	6,900
Statoil ASA, ADR	222	4,658
Suncor Energy, Inc.	153	4,980
Transocean, Ltd. (a)	28	1,800
W&T Offshore, Inc.	625	6,625
Weatherford International, Ltd. (a)	202	3,454
		134,049
FINANCIALS: 4.0%
Aflac, Inc.	90	4,654
Alexandria Real Estate Equities, REIT	35	2,450
Allstate Corp., The	90	2,840
American Express Co.	124	5,212
Banco Bradesco SA, ADR	400	8,152
Bank of America Corp.	656	8,600
Bank of Montreal	30	1,733
Bank of New York Mellon Corp., The	761	19,885
CB Richard Ellis Group, Inc., Class A (a)	140	2,559
Charles Schwab Corp., The	913	12,691
China Life Insurance Co. Ltd., ADR	7	416
Chubb Corp.	51	2,906
Cincinnati Financial Corp.	90	2,597
City National Corp.	30	1,592
Digital Realty Trust, Inc., REIT	54	3,332
Glacier Bancorp, Inc.	10	146
Goldman Sachs Group, Inc., The	4	578
HCC Insurance Holdings, Inc.	75	1,957
HCP, Inc., REIT	80	2,878
Hospitality Properties Trust, REIT	14	313
Hudson City Bancorp., Inc.	315	3,862
Janus Capital Group, Inc.	360	3,942
Jones Lang LaSalle, Inc.	45	3,882
JPMorgan Chase & Co.	508	19,340
Lazard, Ltd. Class A, LP	110	3,859
Loews Corp.	106	4,017
Markel Corp. (a)	15	5,169
Marsh & McLennan Cos., Inc.	164	3,956
Morgan Stanley	145	3,579
National Bank of Greece SA, ADR (a)	170	386
NYSE Euronext	110	3,143

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
optionsXpress Holdings, Inc. (a)	57	$876
Potlatch Corp., REIT	250	8,500
PrivateBancorp, Inc.	145	1,652
Progressive Corp., The	567	11,833
Royal Bank of Canada	85	4,431
Royal Bank of Canada (Canadian)	75	3,906
SEI Investment Co.	130	2,644
State Street Corp.	88	3,314
T Rowe Price Group, Inc.	11	551
Tower Group, Inc.	150	3,503
Travelers Cos., Inc., The	78	4,063
Unibail-Rodamco SE, REIT	35	7,770
Wells Fargo & Co.	328	8,242
Willis Group Holdings PLC	24	739
		202,650
HEALTH CARE: 3.5%
Abbott Laboratories	154	8,045
Amgen, Inc. (a)	20	1,102
Analogic Corp.	20	898
Baxter International, Inc.	150	7,157
Becton Dickinson & Co.	140	10,374
Bio-Rad Laboratories, Inc., Class A (a)	55	4,978
Bristol-Myers Squibb Co.	85	2,304
Covidien PLC	201	8,078
Cyberonics, Inc. (a)	155	4,135
Eli Lilly & Co.	65	2,374
Gen-Probe, Inc. (a)	165	7,996
Gilead Sciences, Inc. (a)	89	3,169
GlaxoSmithKline PLC, ADR	70	2,766
Hospira, Inc. (a)	64	3,649
Johnson & Johnson	193	11,958
LHC Group, Inc. (a)	200	4,638
Medtronic, Inc.	400	13,432
Merck & Co., Inc.	202	7,436
Mylan, Inc. (a)	83	1,561
Novartis AG	200	11,512
Novartis AG, ADR	85	4,902
Novo Nordisk A/S, ADR	69	6,792
Pfizer, Inc.	320	5,494
Roche Holding AG	71	9,701
Roche Holding AG, ADR	220	7,509
St. Jude Medical, Inc. (a)	7	275
Teleflex, Inc.	290	16,466

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Teva Pharmaceutical Industries, Ltd., ADR	47	$2,479
Thermo Fisher Scientific, Inc. (a)	4	192
Valeant Pharmaceuticals International	53	1,339
WellPoint, Inc. (a)	49	2,776
		175,487
INDUSTRIALS: 3.5%
3M Co.	107	9,278
Administaff, Inc.	175	4,713
Brady Corp., Class A	95	2,771
Brink’s Co., The.	105	2,415
Canadian National Railway Co.	77	4,930
Cia de Concessoes Rodoviarias	20	516
Cooper Industries PLC	140	6,850
Cummins, Inc.	38	3,442
Danaher Corp.	417	16,934
Deere & Co.	107	7,466
Diana Shipping, Inc. (a)	56	711
Dun & Bradstreet Corp.	37	2,743
East Japan Railway Co.	200	12,084
Emerson Electric Co.	154	8,110
Empresas ICA SAB de CV, ADR (a)	88	855
Expeditors International of Washington, Inc.	31	1,433
General Electric Co.	346	5,623
Graco, Inc.	40	1,269
Herman Miller, Inc.	395	7,774
Honeywell International, Inc.	124	5,449
ICF International, Inc. (a)	155	3,886
IDEX Corp.	160	5,682
Ingersoll-Rand PLC	29	1,036
Interface, Inc., Class A	195	2,775
Nordson Corp.	20	1,474
Pentair, Inc.	110	3,699
Quanta Services, Inc. (a)	31	591
RR Donnelley & Sons, Co.	147	2,493
Siemens AG	50	5,274
Simpson Manufacturing Co., Inc.	15	387
SKF AB	550	12,685
Vestas Wind Systems A/S (a)	250	9,420
Waste Management, Inc.	405	14,475
WW Grainger, Inc.	52	6,193
		175,436

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 5.6%
Accenture PLC., Class A	165	$7,011
Altera Corp.	451	13,602
Anixter International, Inc. (a)	185	9,988
BMC Software, Inc. (a)	17	688
Brocade Communications Systems, Inc. (a)	750	4,380
Canon, Inc.	300	14,012
Ceragon Networks, Ltd. (a)	460	4,549
Ciena Corp. (a)	225	3,503
Cisco Systems, Inc. (a)	322	7,052
Citrix Systems, Inc. (a)	18	1,228
Clicksoftware Technologies, Ltd. (a)	475	3,111
Cognex Corp.	50	1,341
Corning, Inc.	32	585
Cymer, Inc. (a)	75	2,781
Electronics for Imaging, Inc. (a)	325	3,939
EMC Corp. (a)	188	3,818
Fair Isaac Corp.	80	1,973
Finisar Corp. (a)	170	3,194
Fiserv, Inc. (a)	31	1,668
Google, Inc., Class A (a)	43	22,609
Harmonic, Inc. (a)	170	1,170
Hewlett-Packard Co.	407	17,122
Intel Corp.	642	12,346
International Business Machines Corp.	122	16,365
Intuit, Inc. (a)	227	9,945
Jack Henry & Associates, Inc.	100	2,550
Mastercard, Inc.	76	17,024
Mentor Graphics Corp. (a)	300	3,171
Microchip Technology, Inc.	105	3,302
Microsoft Corp.	757	18,539
National Instruments Corp.	227	7,414
Paychex, Inc.	160	4,398
QUALCOMM, Inc.	269	12,137
Riverbed Technology, Inc. (a)	27	1,231
SunPower Corp., Class A (a)	200	2,880
Taiwan Semiconductor, ADR	312	3,164
Tellabs, Inc.	540	4,023
Texas Instruments, Inc.	408	11,073
VeriSign, Inc. (a)	200	6,348
Websense, Inc. (a)	160	2,839
Yahoo!, Inc. (a)	725	10,274
		278,347

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 1.2%
Air Products & Chemicals, Inc.	66	$5,466
Compass Minerals International	15	1,149
Crown Holdings, Inc. (a)	90	2,579
Ecolab, Inc.	175	8,880
Novozymes A/S, ADR	20	2,548
Nucor Corp.	200	7,640
Praxair, Inc.	216	19,496
Rio Tinto PLC, ADR (a)	26	1,527
Svenska Cellulosa AB, B Shares	600	9,144
Syngenta AG, ADR	21	1,046
United States Steel Corp.	21	921
Vale SA, ADR	10	313
		60,709
TELECOMMUNICATION SERVICES: 0.8%
America Movil SAB de CV, ADR	45	2,400
American Tower Corp., Class A (a)	55	2,819
AT&T, Inc.	253	7,236
BCE, Inc.	35	1,138
CenturyLink, Inc.	147	5,801
Portugal Telecom SGPS SA	57	758
Tele Norte Leste Participacoes SA, ADR	128	1,802
Telefonica SA	325	8,067
Telefonica SA, ADR	44	3,263
Verizon Communications, Inc.	134	4,367
Vodafone Group PLC, ADR	69	1,712
Windstream Corp.	235	2,887
		42,250
UTILITIES: 1.8%
AGL Resources, Inc.	70	2,685
American Water Works Co., Inc.	209	4,863
Black Hills Corp.	100	3,120
Energen Corp.	250	11,430
Iberdrola Renovables SA	2,000	6,655
MDU Resources Group, Inc.	425	8,479
National Grid PLC	1,000	8,482
National Grid PLC, ADR	70	2,992
NiSource, Inc.	257	4,472
Northeast Utilities	80	2,366
Northwest Natural Gas Co.	55	2,610
Oneok, Inc.	135	6,080
Pepco Holdings, Inc.	110	2,046
Portland General Electric Co.	400	8,112

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Red Electrica Corp. SA	150	$7,064
Sempra Energy	106	5,704
		87,160
TOTAL COMMON STOCKS (Cost $1,392,827)		1,420,571

AFFILIATED INVESTMENT COMPANIES: 12.2%
Pax World Global Green Fund (b)	6,442	55,791
Pax World High Yield Bond Fund (b)	29,352	228,653
Pax World International Fund (b)	38,086	327,538

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $603,771)		611,982

BONDS: 51.3%
CORPORATE BONDS: 21.0%
CONSUMER DISCRETIONARY: 1.0%
Omnicom Group, Inc., 5.900%, 04/15/16	$45,000	51,951

CONSUMER STAPLES: 1.0%
Avon Products, Inc., 5.625%, 03/01/14	45,000	51,105

ENERGY: 2.0%
Conoco, Inc., 6.950%, 04/15/29	35,000	45,104
Midamerican Energy Co., 6.750%, 12/30/31	45,000	56,163
		101,267
FINANCIALS: 11.5%
Ally Financial, Inc., 1.750%, 10/30/12	45,000	46,066
AMB Property LP, 6.125%, 12/01/16	35,000	38,898
BlackRock, Inc., 3.500%, 12/10/14	45,000	47,797
Citigroup Funding, Inc, 1.875%, 10/22/12	110,000	112,864
General Electric Capital Corp., 1.625%, 01/07/11	35,000	35,142
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	77,650
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	27,388
Markel Corp., 6.800%, 02/15/13	35,000	37,624
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,827
Progressive Corp., The, 6.700%, 06/15/37	25,000	24,846
State Street Corp., 7.350%, 06/15/26	20,000	23,941
Wachovia Corp., 5.500%, 05/01/13	35,000	38,495
Willis North America, Inc., 5.625%, 07/15/15	35,000	37,444
		572,982

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE: 1.8%
Beckman Coulter, Inc., 6.000%, 06/01/15	$35,000	$40,044
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	48,618
		88,662
INDUSTRIALS: 0.4%
Owens Corning, Inc., 6.500%, 12/01/16	20,000	21,665

INFORMATION TECHNOLOGY: 2.2%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	49,496
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	25,274
Xerox Corp., 6.875%, 08/15/11	35,000	36,746
		111,516
TELECOMMUNICATION SERVICES: 0.5%
Sprint Capital Corp., 7.625%, 01/30/11	25,000	25,469

UTILITIES: 0.6%
American Water Capital Corp., 6.085%, 10/15/17	25,000	28,511

TOTAL CORPORATE BONDS (Cost $1,003,641)		1,053,128

U.S. GOVERNMENT AGENCY BONDS: 4.3%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 1.8%
5.000%, 11/17/17	75,000	88,977

FREDDIE MAC (AGENCY): 1.2%
3.750%, 03/27/19	56,000	61,003

FANNIE MAE (AGENCY): 1.3%
1.250%, 08/20/13	17,000	17,211
4.125%, 04/15/14	10,000	11,080
4.375%, 10/15/15	30,000	34,064
		62,355
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $197,960)		212,335

GOVERNMENT BONDS: 1.3%
AID-Egypt, 4.450%, 09/15/15	35,000	39,750
US Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,627

TOTAL GOVERNMENT BONDS (Cost $64,010)		65,377

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES: 12.3%
3.500%, 01/15/11 (TIPS)	$35,073	$35,399
2.000%, 04/15/12 (TIPS)	27,933	28,924
0.625%, 04/15/13 (TIPS)	7,220	7,419
1.125%, 06/15/13	65,000	65,934
1.875%, 07/15/13 (TIPS)	48,667	51,762
2.000%, 07/15/14 (TIPS)	48,576	52,591
1.625%, 01/15/15 (TIPS)	85,631	91,618
0.500%, 04/15/15 (TIPS)	8,048	8,276
1.625%, 01/15/18 (TIPS)	10,406	11,303
1.375%, 07/15/18 (TIPS)	87,956	94,209
1.375%, 01/15/20 (TIPS)	22,179	23,602
2.375%, 01/15/25 (TIPS)	69,394	79,971
2.375%, 01/15/27 (TIPS)	10,811	12,506
1.750%, 01/15/28 (TIPS)	26,016	27,640
3.375%, 04/15/32 (TIPS)	18,423	24,938

TOTAL U.S. TREASURY NOTES (Cost $590,321)		616,092

MORTGAGE-BACKED SECURITIES: 12.4%
U.S. GOVERNMENT MORTGAGE-BACKED: 8.2%
GINNIE MAE (MORTGAGE BACKED): 5.7%
4.175%, 01/16/38	75,000	81,242
4.500%, 01/15/40	108,920	114,839
4.500%, 08/20/40	86,483	91,291
		287,372
FREDDIE MAC (MORTGAGE BACKED): 2.0%
5.000%, 07/15/37	90,000	98,086

FANNIE MAE (MORTGAGE BACKED): 0.5%
6.040%, 07/01/13	23,876	25,183

SMALL BUSINESS ADMINISTRATION: 1.8%
Small Business Administration, 0.600%, 07/25/20	30,882	30,730
Small Business Administration, 5.490%, 03/01/28	53,856	59,976
		90,706

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
COMMERCIAL MORTGAGE-BACKED: 2.4%
GMAC Commercial Mortgage, 6.465%, 04/15/34	$37,146	$37,519
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	47,865
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,333
		120,717

TOTAL MORTGAGE-BACKED SECURITIES (Cost $602,266)		622,064

TOTAL BONDS (Cost $2,458,198)		2,568,996

REPURCHASE AGREEMENT: 5.9%
State Street Repo, 0.010%, 10/01/10 (collateralized by Federal Home Loan Bank, 4.375%, due 09/17/10, principal amount $285,000; market value $299,165)
TOTAL REPURCHASE AGREEMENT (Cost $293,000)	293,000	293,000

TOTAL INVESTMENTS: 97.8% (Cost $4,747,796)		4,894,549

Other assets and liabilities - (Net): 2.2%		113,239

Net Assets: 100.0%		$5,007,788

(a) Non income producing security.

(b) Institutional Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusettson May 25, 2006.  As of September 30, 2010, the Trust offered eleven investment funds.

These schedules of investments relate only to the ESG Managers Aggressive Growth Portfolio (“Aggressive Growth”), ESG Managers Growth Portfolio (“Growth”), ESG Managers Moderate Portfolio (“Moderate”), and ESG Managers Conservative Portfolio (“Conservative”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust.  The Funds described herein commenced operations on January 4, 2010.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.  If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is, determined; and changes in overall market conditions. At September 30, 2010, the Growth and Moderate Portfolios each held one security fair valued at $55,148 and $90,705, respectively, representing 0.82% and 1.30%, respectively, of the Funds’ net asset values.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The net asset value per share (“NAV”) of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2.  Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities.  Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy.  Investments in mutual funds are generally categorized as Level 1.  Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2010:

	Level One	Level Two	Level Three	Totals

Aggressive Growth
Common Stocks-Domestic	$2,794,706	$—	$—	$2,794,706
Common Stocks-Foreign	9,513	172,228	—	181,741
Mutual Funds	830,707	—	—	830,707
Total	$3,634,926	$172,228	$—	$3,807,154
Growth
Common Stocks-Domestic	$3,282,080	$—	$—	$3,282,080
Common Stocks-Foreign	12,666	252,207	—	264,873
Mutual Funds	1,811,409	—	—	1,811,409
Corporate Bonds	—	308,311	—	308,311
U.S. Govt Agency Bonds	—	51,703	—	51,703
Govt Bonds	—	21,608	54,921	76,529
Municipal Bonds	—	20,490	—	20,490
U.S. Treasury Notes	—	319,442	—	319,442
Mortgage-Backed Securities	—	325,844	—	325,844
Repurchase Agreement	—	129,000	—	129,000
Total	$5,106,155	$1,428,605	$54,921	$6,589,681
Moderate
Common Stocks-Domestic	$2,642,218	$—	$—	$2,642,218
Common Stocks-Foreign	12,064	205,805	—	217,869
Mutual Funds	936,505	—	—	936,505
Corporate Bonds	—	981,219	—	981,219
U.S. Govt Agency Bonds	—	173,305	—	173,305
Govt Bonds	—	65,377	—	65,377
Municipal Bonds	—	83,900	—	83,900
U.S. Treasury Notes	—	704,142	—	704,142
Mortgage-Backed Securities	—	739,501	90,705	830,206
Repurchase Agreement	—	169,000	—	169,000
Total	$3,590,787	$3,122,249	$90,705	$6,803,741
Conservative
Common Stocks-Domestic	$1,278,304	$—	$—	$1,278,304
Common Stocks-Foreign	4,664	137,603	—	142,267
Mutual Funds	611,982	—	—	611,982
Corporate Bonds	—	1,053,128	—	1,053,128
U.S. Govt Agency Bonds	—	212,335	—	212,335
Govt Bonds	—	65,377	—	65,377
U.S. Treasury Notes	—	616,092	—	616,092
Mortgage-Backed Securities	—	622,064	—	622,064
Repurchase Agreement	—	293,000	—	293,000
Total	$1,894,950	$2,999,599	$—	$4,894,549

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Growth	Moderate	Conservative
Bonds
Balance as of December 31, 2009	$—	$—	$—
Realized Gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	1,484	3,405	(153)
Net purchases (sales)	53,437	87,300	34,285
Transfers in and/or out of Level Three	—	—	(34,132)
Balance as of September 30, 2010	$54,921	$90,705	$—

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2010 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Aggressive Growth	$4,670,510	$—	$877,125	$—
Growth	6,829,849	782,284	1,203,826	74,004
Moderate	7,973,947	1,664,395	1,472,037	140,673
Conservative	5,338,633	1,223,326	846,067	66,344

* Excluding short-term investments and US Government bonds.

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At September 30, 2010, the Funds held the following investments in affiliated Pax World Funds:

	Value at	Purchases	Sales	Realized	Unrealized	Income
Fund Investment	9/30/2010	Cost	Cost	Gain (Loss)	Gain (Loss)	Distributions
Aggressive Growth Portfolio
Pax World International	$631,072	$639,208	$26,220	$(3,142)	$18,083	$4,586
Pax World Global Green	76,600	77,225	—	—	(624)	136
Pax World High Yield Bond	123,035	125,116	3,694	(52)	1,613	6,715
Total	$830,707	$841,549	$29,914	$(3,194)	$19,072	$11,437
Growth Portfolio
Pax World International	$934,756	$922,736	$—	$—	$12,020	$4,001
Pax World Global Green	164,024	165,644	—	—	(1,620)	283
Pax World High Yield Bond	712,629	719,537	14,388	(273)	7,481	44,236
Total	$1,811,409	$1,807,917	$14,388	$(273)	$17,881	$48,520
Moderate Portfolio
Pax World International	$430,970	$681,357	$258,036	$(8,393)	$7,649	$1,186
Pax World Global Green	122,976	125,781	—	—	(2,806)	281
Pax World High Yield Bond	382,559	403,097	24,670	(263)	4,133	24,687
Total	$936,505	$1,210,235	$282,706	$(8,656)	$8,976	$26,154
Conservative Portfolio
Pax World International	$327,538	$443,080	$122,529	$(2,529)	$6,987	$898
Pax World Global Green	55,791	56,697	—	—	(906)	112
Pax World High Yield Bond	228,653	226,807	284	(11)	2,130	13,773
Total	$611,982	$726,584	$122,813	$(2,540)	$8,211	$14,783

Income distributions from affiliates are reinvested, with reinvestment amount included under Purchases Cost column above.

A “controlled affiliate” is a company in which a fund has ownership of at least 25% of the voting securities. At September 30, 2010, none of the Funds held 25% or more of an affiliated Pax World Fund.

The identified cost of investments owned at September 30, 2010 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2010 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Aggressive Growth	$3,686,332	$229,476	$108,654	$120,822
Growth	6,427,313	303,276	140,909	162,367
Moderate	6,617,685	299,036	112,980	186,056
Conservative	4,747,796	209,388	62,635	146,753

At September 30, 2010, the Aggressive Growth, Growth, Moderate and Conservative Portfolios had unrealized foreign currency gains of $18, $34, $28 and $17; respectively.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees.  Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at September 30, 2010, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Funds will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Funds may experience difficulty in closing out positions at prevailing market prices.  Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at September 30, 2010, the Funds did not directly hold any securities which were deemed illiquid.

Item 2.   Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 22, 2010

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 22, 2010